CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (75,808)	$ (31,086)	$ (43,346)
Adjustment to reconcile net loss to net cash provided by operating activities:
Non-cash lease expenses	1,480	4,844	5,562
Depreciation and amortization	5,017	7,690	8,711
Provision for excess and obsolete inventories	5,168	7,297	5,878
Share-based compensation	4,778	8,792	7,272
(Income)/loss from equity method investments	4,211	(1,113)	(2,683)
(Gain)/loss on disposal of property, plant and equipment and others	(56)	53	(284)
Gain from fair value change of long-term investments	(2,011)	(213)	(8,051)
Impairment loss from long-term investments	8,180	313	2,000
Deferred income taxes	13,445	(2,876)	(9,922)
Allowance for doubtful accounts	1,592		97
Impairment loss from short-term investments	1,949
Impairment loss from intangible assets	0	1,135	0
Realized gain from investments		(109)	(84)
Changes in operating assets and liabilities
Accounts receivable	(5,082)	36,384	(22,872)
Inventories	5,555	51,909	27,917
Prepaid expenses and other current assets	(1,365)	(745)	33,948
Amounts due from related parties	5,486	7,417	25,998
Other non-current assets	4,513	(2,392)	(4,231)
Amounts due to related parties	(998)	(2,466)	(1,924)
Accounts payable	14,811	(27,816)	(135,336)
Notes payable	(8,587)	(5,291)	6,298
Advance from customers	(36)	(76)	(355)
Income tax payables	(478)	592	(13)
Accrued expenses and other current liabilities	(6,027)	13,664	(9,740)
Other non-current liabilities	(129)	(23,305)	(1,954)
Net Cash (Used in)/ Provided by Operating Activities	(24,392)	42,602	(117,114)
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(1,403)	(1,596)	(1,209)
Disposal of property, plant and equipment	696	1,602
Purchase of intangible assets	(87)	(83)	(265)
Disposal of intangible assets	1,052	3,134
Proceeds from maturity of term deposits			785
Loans provided to related parties		(1,404)	(2,302)
Purchase of short-term investments			(2,428)
Disposal of short-term investments	275	1,263	592
Purchase of long-term investments	(6,998)	(282)	(1,892)
Disposal of long-term investments	4,886	4,666	422
Deconsolidation of a subsidiary and others		427	60
Net Cash (Used in)/Provided by Investing Activities	(1,579)	7,727	(6,237)
Cash Flows from Financing Activities
Bank borrowings received	10,959	56,490	124,663
Repayment of bank borrowings	(12,604)	(103,800)	(108,114)
Repayment of loan from a related party		329
Prepayment for the repurchase of noncontrolling interest		(251)
Repurchase of ordinary shares	(2,278)	(2,518)	(8,162)
Proceeds from letter of credit factoring	5,105	8,074	46,109
Reverse factoring			(5,825)
Dividend distribution			(6,305)
Purchase of non-controlling interest	(705)
Net Cash Provided by/(Used in) Financing Activities	477	(41,676)	42,366
Net (decrease)/increase in cash and cash equivalents and restricted cash	(25,494)	8,653	(80,985)
Effect of exchange rate changes	(4,240)	(9,305)	(14,774)
Cash and cash equivalents and restricted cash at beginning of the year	140,469	141,121	236,880
Cash and cash equivalents and restricted cash at end of the year	110,735	140,469	141,121
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	91,069	133,669	128,550
Restricted cash	19,666	6,800	12,571
Total cash and cash equivalents and restricted cash	110,735	140,469	141,121
Supplemental disclosure of cash flow information
Income tax paid/(receipt)	62	(241)	512
Interest paid	89	6,265	8,300
Non-cash investing and financing activities
Receivable from the disposal of intangible assets	1,653	2,781
Receivable from the disposal of a subsidiary			362
Conversion from convertible bond to equity interest investment			1,508
Conversion from loan to long-term investment		2,411
Payable/(Receivable) for repurchasing of ordinary shares	(100)	$ 59	$ 19
Conversion from other receivables to convertible bonds	1,962
Conversion from convertible bonds to equity investment	1,099
Conversion from convertible bonds to other receivables	939
Conversion from equity investment to other non-current assets	$ 690